EQUITY - Summarizes information of options outstanding (Details 4) (Stock Options)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	548,366
Outstanding weighted average remaining contractual life (in years)	11 months 19 days
US $3.67
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	16,000
Outstanding weighted average remaining contractual life (in years)	14 days
US $7.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	203,200
Outstanding weighted average remaining contractual life (in years)	1 month 6 days
US $10.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	44,000
Outstanding weighted average remaining contractual life (in years)	2 years 2 months 12 days
US $8.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	132,166
Outstanding weighted average remaining contractual life (in years)	2 years 8 months 12 days
US $5.53
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	61,800
Outstanding weighted average remaining contractual life (in years)	8 years 2 months 12 days
US $6.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	91,200
Outstanding weighted average remaining contractual life (in years)	2 years 9 months 18 days